Nature of operations and reorganization - Statement of Operations (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Nature of operations and reorganization
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Predecessor
Transitional service arrangement period	12 months
Expenses allocated from RONG360				¥ 21,099	¥ 51,753	¥ 0
Predecessor | RONG360 Inc.
Nature of operations and reorganization
Expenses allocated from RONG360						74,952
Predecessor | RONG360 Inc. | Cost of revenues
Nature of operations and reorganization
Expenses allocated from RONG360						8,081
Predecessor | RONG360 Inc. | Sales and marketing expenses
Nature of operations and reorganization
Expenses allocated from RONG360						25,049
Predecessor | RONG360 Inc. | Research and development expenses
Nature of operations and reorganization
Expenses allocated from RONG360						29,940
Predecessor | RONG360 Inc. | General and administrative expenses
Nature of operations and reorganization
Expenses allocated from RONG360						¥ 11,882